Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share

Note 13. Net (Loss) Income Per Share

The following is a reconciliation of the numerator and denominator used to calculate basic earnings per share and diluted earnings per share for the three and six months ended June 30, 2021, and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net (loss) income - basic	$(10,469)	$(13,499)	$51,445	$(19,953)
Reverse: change in fair value of warrant liabilities	-	-	(74,731)	-
Net loss - diluted	$(10,469)	$(13,499)	$(23,286)	$(19,953)

Denominator:
Weighted average shares outstanding, basic	139,237,805	82,990,664	137,416,593	82,577,953

Dilutive effect of warrants	-	-	181,942	-

Weighted average shares outstanding, diluted	139,237,805	82,990,664	137,598,535	82,577,953

Net (loss) income per share, basic	$(0.08)	$(0.16)	$0.37	$(0.24)

Net loss per share, diluted	$(0.08)	$(0.16)	$(0.17)	$(0.24)

Potential dilutive securities, which include stock options, warrants and restricted stock units have been excluded from the computation of diluted net loss per share for the three and six months ended June 30, 2020 as the effect would be to reduce the net loss per share. Therefore, for this period the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same.

The number of shares underlying outstanding dilutive securities:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Stock options	11,399,635	11,584,747	11,399,635	11,584,747
Private Warrants	4,233,333	-	-	-
XL Legacy Warrants	6,117	2,507,338	6,117	2,507,338
Restricted stock units	322,225	-	322,225	-
Total	15,961,310	14,092,085	11,727,977	14,092,085

Note 19. Net Loss Per Share

The following is a reconciliation of the numerator and denominator used to calculate basic earnings per share and diluted earnings per share for the years ended December 31, 2020, and 2019:

	2020	2019
Numerator:
Net loss	$(60,606)	$(14,901)

Denominator:
Weighted average shares outstanding, basic and diluted	84,565,448	79,823,065

Net loss per share, basic and diluted	$(0.72)	$(0.19)

The Company’s contingently convertible notes payable did not meet the condition to be converted to Common Stock as of December 31, 2020 and 2019. Additionally, the Company’s contingently issuable unvested restricted stock did not meet the performance based vesting condition as of December 31, 2020 and 2019.

Potential dilutive securities, which include stock options, convertible preferred stock and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same.

The number of shares underlying outstanding stock options and warrants:

	2020	2019

Stock options	10,975,222	10,087,294
Warrants	12,149,117	5,849,164
Total	23,124,339	15,936,458